ACCRUALS AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUALS AND OTHER PAYABLES

7.    ACCRUALS AND OTHER PAYABLES

Accruals and other payables consist of the following:

	As of December 31,
	2021	2022	2022
	HK$	HK$	US$

Accrued professional fee	40,000	1,001,180	128,332
Accrued staff reimbursement	9,816	59,818	7,667
Accrued IPO expenses	274,552	—	—
Other accrued expenses	2,478	7,187	921
Total	326,846	1,068,185	136,920